Commitments and Contingencies (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2017 ft²
Commitments And Contingencies Disclosure [Abstract]
Non cancelable operating lease area | ft²							11,256
Remaining future minimum lease payments	$ 800,000		$ 800,000		$ 1,200,000
Percentage increase in rent payable monthly			3.00%		3.00%
Operating lease expiration date			Aug. 31, 2022		Aug. 31, 2022
Rent expenses	$ 175,000	$ 188,000	$ 349,000	$ 344,000	$ 632,000	$ 601,000